Summary of Significant Accounting Policies - Narrative (Details) - USD ($)		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies
Loans held for sale, at lower of cost or fair value		$ 3,884,000		$ 591,000
Period of employees highest compensation before retirement		10 years
Tax liabilities related to uncertain tax positions		$ 0		0	$ 0
Special stock dividend, rate percent (in percent)	4.00%
Decrease to retained earnings		$ (76,464,000)		$ (91,789,000)
Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies
Decrease to retained earnings			$ 5,581,000
Buildings and improvements | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives		5 years
Buildings and improvements | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives		40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives		3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives		15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies
Investment in capital stock of Federal Home Loan Bank required percentage of advances (in percent)		4.50%